Other Financial Liabilities - Non-current - Summary of Other Financial Liabilities Non-current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Categories of non-current financial liabilities [abstract]
Lease liabilities	$ 786.7	₨ 59,624.4	₨ 54,120.6
Derivative financial instruments	450.6	34,155.4	20,594.3
Liability towards employee separation scheme	14.4	1,095.0	1,326.7
Compulsorily convertible preference shares - liability portion	164.9	12,500.0
Retention money, security deposits and others	73.9	5,593.8	3,642.5
Total	$ 1,490.5	₨ 112,968.6	₨ 79,684.1